Supplemental Balance Sheet Information - PP&E (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Property, plant and equipment - at cost
Gross property, plant and equipment	$ 23,499	$ 23,098
Less: Accumulated depreciation	(14,983)	(14,583)
Property, Plant and Equipment - net	8,516	8,515
Accumulated depreciation for capital leases included in Accumulated depreciation	89	98
Land
Property, plant and equipment - at cost
Gross property, plant and equipment	341	354
Buildings and leasehold improvements
Property, plant and equipment - at cost
Gross property, plant and equipment	7,252	7,120
Machinery and equipment
Property, plant and equipment - at cost
Gross property, plant and equipment	14,935	14,743
Construction in progress
Property, plant and equipment - at cost
Gross property, plant and equipment	809	723
Capital leases
Property, plant and equipment - at cost
Gross property, plant and equipment	$ 162	$ 158